Focused StarALPHA Portfolio (Prospectus Summary) | Focused StarALPHA Portfolio
Focused StarALPHA Portfolio
INVESTMENT GOAL
The investment goal of the Focused StarALPHA Portfolio (the "Portfolio" ) is total return.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account
Information-Sales Charge Reductions and Waivers" section on page 49 of the
Portfolio's Prospectus and in the "Additional Information Regarding Purchase
of Shares" section on page B-66 of the Portfolio's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Focused StarALPHA Portfolio (USD $)		Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fee		none	none
Exchange Fee		none	none
Maximum Account Fee		none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 48-50 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Focused StarALPHA Portfolio		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Other Expenses	[1]	0.78%	1.06%
Total Annual Fund Operating Expenses Before Fee Waiver Expense Reimbursement/(Recoupment)		2.13%	3.06%
Fee Waiver and/or Expense Reimbursement	[2]	0.41%	0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	[3]	1.72%	2.37%
[1]	"Other Expenses" include "acquired fund fees and expenses."
[2]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 4 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72% and 2.37% for Class A and Class C, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Focused StarALPHA Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A Shares	740	1,086	1,455	2,488
Class C Shares	340	739	1,265	2,706

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Focused StarALPHA Portfolio (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	740	1,086	1,455	2,488
Class C Shares	240	739	1,265	2,706

PORTFOLIO TURNOVER:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 297% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO
The Portfolio's principal investment strategy is "focused." A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.
A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser to the Focused StarALPHA Portfolio will generally invest in up to 10 securities and this Portfolio will generally hold
30 to 50 securities depending on the number of advisers that it employs.
Examples of when the Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new Adviser is selected to manage the Portfolio or a portion of a Portfolio's assets. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security portfolio position.

The principal investment technique of the Portfolio is active trading of equity securities selected on the basis of company fundamentals, without regard to investment style or market capitalization. While the Advisers will invest in companies primarily selected on the basis of company fundamentals, they may also consider macroeconomic and other factors.

The Focused StarALPHA Portfolio's portfolio managers seek to provide risk-adjusted excess returns ("alpha") over the Portfolio's benchmark index, the
S&P 500 Index. The S&P 500 Index is the Standard & Poor's Composite Stock Price
Index, a widely recognized unmanaged index of common stock prices.

The Focused StarALPHA Portfolio is managed by three to five Advisers, with each
Adviser generally investing in up to 10 securities, without regard to investment style or market capitalization. The Focused StarALPHA Portfolio currently has four Advisers and will generally hold up to a total of 40 securities. In the future, SunAmerica may, in its sole discretion, determine to decrease the number of advisers for the Portfolio to a minimum of three. For example, in the event
SunAmerica terminates an adviser, it may opt not to replace the Adviser. In addition to the factors normally considered by SunAmerica in selecting subadvisers, Advisers for the StarALPHA Portfolio are selected based on the following criteria:

  o   Expertise. The Adviser has investment management expertise in a broad and varied range of equity asset classes. Such capability is expected to add investment value for the Portfolio by providing greater diversity of risk and non-correlated sources of returns.

  o   Lack of Stock Selection Bias. The Adviser has a flexible investment management infrastructure and experience that allows it to meet the
      Portfolio's wide-ranging mandate without imposing selection-biases and has demonstrated the ability to implement that approach effectively.

The principal investment strategies and principal investment techniques of the
Portfolio may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
There can be no assurance that the Portfolio's investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of
"value" stocks and "growth" securities may rise or decline under varying market conditions-for example, value stocks may perform well under circumstances in which growth stocks in general have fallen. In addition, individual securities selected for the Portfolio may underperform the market generally.

Foreign Exposure and Currency Volatility. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

IPOs. The Portfolio may invest in securities purchased in initial public offerings ("IPOs"). While the Portfolio's investments in IPOs are based, as are its other investments, on solid company fundamentals, investments in IPOs can be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic reasons. Additionally, investments in IPOs may magnify the Portfolio's performance if it has a small asset base.
The Portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the Portfolio will be able to obtain proportionately larger IPO allocations.

Small- and Mid-Market Capitalization. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Active Trading.As part of the Portfolio's principal investment technique, the
Portfolio may engage in active trading of its portfolio securities. Because the
Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio and which will affect the Portfolio's performance. During periods of increased market volatility, active trading may be more pronounced.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year, and compares the Portfolio's average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Updated information on the Portfolio's performance can be obtained by visiting
www.sunamericafunds.com or can be obtained by phone at 800-858-8850, ext. 6003.
FOCUSED STARALPHA PORTFOLIO (Class A)

During the 4-year period shown in the Bar Chart, the highest return for a quarter was 21.84%
(quarter ended June 30, 2009) and the lowest return for a quarter was -25.73% (quarter ended
December 31, 2008).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns Focused StarALPHA Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	Class A		(15.10%)	(8.03%)	May 03, 2007
Class A Shares After Taxes on Distributions	Class A Return After Taxes on Distributions		(15.10%)	(8.04%)	May 03, 2007
Class A Shares After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Portfolio Shares	[1]	(9.81%)	(6.66%)	May 03, 2007
Class C Shares	Class C		(11.28%)	(7.42%)	May 03, 2007
S&P 500 Index	S&P 500 Index		2.11%	(1.38%)	May 03, 2007
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.